SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments | item		1
Revenues	$ 332,033	$ 293,641	$ 349,435
Property and equipment	29,870	27,560
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	39,498	40,236	45,934
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	45,448	43,457	48,637
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	12,111	19,872	34,642
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	44,983	29,743	31,929
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	130,042	80,247	105,990
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	59,951	80,086	$ 82,303
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	25,419	23,162
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	$ 4,451	$ 4,398